Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income taxes [Abstract]
Schedule of Reconciliation of the Income Tax Provision

The reconciliation of the income tax provision (recovery) calculated using the combined Canadian federal and provincial statutory income tax rate with the income tax provision (recovery) in the consolidated financial statements is as follows:

	Years ended September 30,
	2024 $	2023 $	2022 $
Loss before income taxes	(166,179,817)	(51,424,409)	(73,418,745)
Income taxes at the Canadian statutory tax rate of 26.50% (26.50% in 2023 and 26,50% in 2022)	(44,037,651)	(13,760,987)	(19,455,967)
Tax effect from:
Effect of differences in tax rates in other jurisdictions	4,823,250	903,064	659,121
Non-deductible items	621,053	574,922	8,131,886
Listing expense	15,671,987	—	—
Foreign exchange effect of translation of foreign subsidiaries in the functional currency	143,568	—	—
Items recorded in shareholders’ equity	(597,512)	—	—
Tax losses and deductible temporary differences for which no deferred income tax assets is recognized	19,505,818	11,436,187	10,696,915
Utilization of previously unrecognized deferred income tax assets	(14,490)	—	—
Adjustment in respect of prior years	3,910,028	846,814	(31,955)
Other	(26,051)	—	—
Income tax expense (recovery)	—	—	—

Schedule of Deferred Income Tax Assets

Deferred income tax assets and liabilities on temporary differences and unused tax losses are as follows:

	Balance as at October 1, 2023 $	Credited (charged) to the statement of loss $	Credited (charged) to the shareholders’ equity $	Balance as at September 30, 2024 $
Financing fees	2,124,929	(44,734)	—	2,080,195
Provision and accruals	519,097	202,227	—	721,324
Research and development cost	5,361,039	2,319,700	—	7,680,739
Losses carried forward	55,679,194	9,974,804	—	65,653,998
Convertible loan	12,175	3,117	—	—
Property and equipment	—	1,138,543	—	1,138,543
Lease liabilities	924,944	(384,600)	—	540,344
Government grant liability	152,074	(117,287)	—	34,787
Deferred income grants	120,573	1	—	120,574
Total deferred tax assets	64,894,025	13,091,773	—	77,970,506

Property and equipment	(52,996)	52,996	—	—
Intangible assets	(4,207,715)	4,054,968	—	(152,747)
Right-of-use assets	(745,340)	298,368	—	(446,972)
Convertible loan	—	—	—	—
Debt discount-Grant/warrants	(2,995,821)	2,176,742	435,585	(383,494)
Grant receivable	(23,189)	(837)	—	(24,026)
Conversion option liability	5,592	(182,682)	(1,311,209)	(1,488,299)
Total deferred tax liabilities	(8,019,469)	6,399,555	(875,624)	(2,495,538)
Net deferred tax assets (liabilities)	56,874,556	19,491,328	(597,512)	75,768,373
Unrecognized net deferred tax assets	(56,874,556)	(19,491,328)	597,512	(75,768,373)
Recognized net deferred tax (liabilities)	—	—	—	—
	Balance as at October 1, 2022 $	Credited (charged) to the statement of loss $	Credited (charged) to the shareholders’ equity $	Balance as at September 30, 2023 $
Financing fees	1,970,593	154,336	—	2,124,929
Provision and accruals	519,550	(453)	—	519,097
Research and development cost	4,700,695	660,343	—	5,361,039
Losses carried forward	43,648,546	12,030,648	—	55,679,194
Convertible loan	—	12,175	—	12,175
Lease liabilities	1,520,988	(596,044)	—	924,944
Government grant liability	140,547	11,527	—	152,074
Deferred income grants	120,573	—	—	120,573
Other debt discount	420,004	(420,004)	—	—
Total deferred tax assets	53,041,496	11,852,528	—	64,894,025

	Balance as at October 1, 2022 $	Credited (charged) to the statement of loss $	Credited (charged) to the shareholders’ equity $	Balance as at September 30, 2023 $
Property and equipment	(326,154)	273,159	—	(52,996)
Intangible assets	(5,036,692)	828,977	—	(4,207,715)
Right-of-use assets	(1,347,385)	602,045	—	(745,340)
Debt discount-Grant/warrants	(2,309,719)	(686,102)	—	(2,995,821)
Grant receivable	(38,156)	14,967	—	(23,189)
Conversion option liability	—	5,592	—	5,592
Total deferred tax liabilities	(9,058,106)	1,038,637	—	(8,019,469)
Net deferred tax assets (liabilities)	43,983,390	12,891,166	—	56,874,556
Unrecognized net deferred tax assets	(43,983,390)	(12,891,166)	—	(56,874,556)
Recognized net deferred tax (liabilities)	—	—	—	—
	Balance as at October 1, 2021 $	Credited (charged) to the statement of loss $	Credited (charged) to the shareholders’ equity $	Balance as at September 30, 2022 $
Financing fees	358,581	(154,408)	1,766,420	1,970,593
Provision and accruals	381,341	138,209	—	519,550
Research and development cost	5,361,422	(660,727)	—	4,700,695
Losses carried forward	31,951,781	11,696,765	—	43,648,546
Convertible loan	7,152,109	(7,152,109)	—	—
Lease liabilities	1,128,610	392,378	—	1,520,988
Government grant liability	96,044	44,503	—	140,547
Deferred income grants	120,573	—	—	120,573
Other debt discount	514,938	(94,934)	—	420,004
Total deferred tax assets	47,065,399	4,209,677	1,766,420	53,041,496

Property and equipment	(251,862)	(74,292)	—	(326,154)
Intangible assets	(11,535,305)	6,498,613	—	(5,036,692)
Right-of-use assets	(1,041,824)	(305,561)	—	(1,347,385)
Debt discount-Grant/warrants	(2,716,353)	406,634	—	(2,309,719)
Grant receivable	—	(38,156)	—	(38,156)
Total deferred tax liabilities	(15,545,344)	6,487,238	—	(9,058,106)
Net deferred tax assets (liabilities)	31,520,055	10,696,915	1,766,420	43,983,390
Unrecognized net deferred tax assets	(31,520,055)	(10,696,915)	(1,766,420)	(43,983,390)
Recognized net deferred tax (liabilities)	—	—	—	—

Schedule of Expiry Operating Losses

As at September 30, 2024, the year of expiry of operating losses in the consolidated statement of financial position are as follows, presented by tax jurisdiction:

Canada
Year of expiry	Federal $	Quebec $	USA $	Israel $
2027	1,586,446	1,504,740	—	—
2028	1,365,399	1,311,824	—	—
2029	2,303,130	2,280,459	—	—
2030	1,375,780	1,306,718	—	—
2031	3,482,936	3,482,936	—	—
2032	3,266,503	3,275,941	—	—
2033	3,408,474	3,444,648	—	—
2034	885,475	885,963	—	—
2035	—	—	—	—
2036	15,542,450	15,638,499	—	—
2037	22,974,686	22,727,051	—	—
2038	28,727,803	28,444,120	—	—
2039	33,860,655	33,548,568	—	—
2040	29,975,342	29,600,226	—	—
2041	37,595,360	38,085,889	—	—
2042	8,365,418	8,454,445	—	—
2043	14,845	15,617	—	—
2044	26,579,369	26,968,102	—	—
Indefinite	—	—	588,790	43,999,987
	227,831,171	227,458,086	588,790	43,999,987

Schedule of R&D Tax Credits Accumulated

As at September 30, 2024, the R&D tax credits accumulated, for which no tax credits receivable were recognized, that will be deductible against income taxes payable in the consolidated statement of financial position as well as their respective year of expiry, are as follows:

Years of investment tax credits	Federal $	Year of expiry
2009	1,562	2025
2009	1,257	2026
2010	18,655	2027
2011	9,843	2028
2012	7,069	2029
2016	9,718	2033
2017	51,182	2035
2017	25,029	2036
2018	480,243	2037

Years of investment tax credits	Federal $	Year of expiry
2019	1,134,507	2038
2020	1,389,834	2039
2021	1,243,043	2040
2022	1,359,218	2041
2023	932,549	2042
2023	183,559	2043
2024	747,159	2044
	7,594,427